Warrants	12 Months Ended
Dec. 31, 2021
Warrants
Warrants
10.	Warrants

In connection with the closing of the Business Combination, the Company assumed 9,583,287 Public Warrants and 292,500 Private Warrants. The Company accounts for the warrants assumed as in accordance with the guidance contained in Derivatives and Hedging  —  Contracts in Entity’s Own Equity (ASC 815-40). Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability. Accordingly, the Company classifies each warrant as a liability at its fair value. This liability is subject to re-measurement at each balance sheet date. With each such remeasurement, the warrant liability is adjusted to fair value, with the change in fair value recognized in our consolidated statements of operations.

The Public Warrants are exercisable commencing 30 days after the completion of the Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the shares of Class A common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The warrants have an exercise price of $11.50 per whole share, subject to adjustments, and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.

The Private Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the shares of Class A common stock issuable upon exercise of the Private Warrants will not be transferable, assignable or saleable until 30 days after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants are non-redeemable so long as they are held by 890’s sponsor or its permitted transferees. If the Private Warrants are held by someone other than 890’s sponsor or its permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.